Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net profit	kr 55,525	kr 47,757	kr 42,138
Adjustment of non-cash items:
Income taxes in the income statement	13,537	11,323	10,992
Depreciation, amortisation and impairment losses	7,362	6,025	5,753
Other non-cash items	22,310	13,009	7,849
Change in working capital	(5,336)	(8,656)	(4,353)
Interest received	276	241	100
Interest paid	(272)	(261)	(422)
Income taxes paid	(14,515)	(14,438)	(10,106)
Net cash generated from operating activities	78,887	55,000	51,951
Purchase of intangible assets	(2,607)	(1,050)	(16,256)
Proceeds from sale of property, plant and equipment	0	0	7
Purchase of property, plant and equipment	(12,146)	(6,335)	(5,825)
Cash used for acquisition of businesses	(7,075)	(18,283)	0
Proceeds from other financial assets	0	0	12
Purchase of other financial assets	(169)	(4)	0
Purchase of marketable securities	(9,566)	(7,109)	0
Sale of marketable securities	6,645	1,172	0
Investment in associated companies	0	0	(392)
Dividend received from associated companies	0	4	18
Net cash used in investing activities	(24,918)	(31,605)	(22,436)
Purchase of treasury shares	(24,086)	(19,447)	(16,855)
Dividends paid	(25,303)	(21,517)	(20,121)
Proceeds from borrowings	11,215	22,160	5,682
Repayment of borrowings	(13,623)	(6,689)	(950)
Net cash used in financing activities	(51,797)	(25,493)	(32,244)
Net cash generated from activities	2,172	(2,098)	(2,729)
Cash and cash equivalents at the beginning of the year	10,719	12,226	15,411
Exchange gains/(losses) on cash and cash equivalents	(238)	591	(456)
Cash and cash equivalents at the end of the year	kr 12,653	kr 10,719	kr 12,226